Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Schedule of Movements in Environmental Liabilities

The following tables show the movements in environmental liabilities for the years ended December 31, 2016 and 2015:

Year ended December 31, 2016 (millions of dollars)	PCB	Land Assessment and Remediation	Total
Environmental liabilities, January 1	148	59	207
Interest accretion	7	1	8
Expenditures	(11)	(9)	(20)
Revaluation adjustment	(1)	10	9

Environmental liabilities, December 31	143	61	204
Less: current portion	18	9	27

	125	52	177

Year ended December 31, 2015 (millions of dollars)	PCB	Land Assessment and Remediation	Total
Environmental liabilities, January 1	172	67	239
Interest accretion	8	2	10
Expenditures	(8)	(11)	(19)
Revaluation adjustment	(24)	1	(23)

Environmental liabilities, December 31	148	59	207
Less: current portion	12	10	22

	136	49	185

Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets

The following tables show the reconciliation between the undiscounted basis of the environmental liabilities and the amount recognized on the Consolidated Balance Sheets after factoring in the discount rate:

December 31, 2016 (millions of dollars)	PCB	Land Assessment and Remediation	Total
Undiscounted environmental liabilities	158	66	224
Less: discounting accumulated liabilities to present value	15	5	20

Discounted environmental liabilities	143	61	204

December 31, 2015 (millions of dollars)	PCB	Land Assessment and Remediation	Total
Undiscounted environmental liabilities	168	61	229
Less: discounting accumulated liabilities to present value	20	2	22

Discounted environmental liabilities	148	59	207

Schedule of Estimated Future Environmental Expenditures	At December 31, 2016, the estimated future environmental expenditures were as follows:

(millions of dollars)
2017	27
2018	26
2019	25
2020	29
2021	36
Thereafter	81

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